‘33 Act File No. 002-73024
‘40 Act File No. 811-03213

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 1, 2010

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Post-Effective Amendment No. 137 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 138 [X]

(Check appropriate box or boxes)

NATIONWIDE VARIABLE INSURANCE TRUST
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

1000 CONTINENTAL DRIVE, SUITE 400
KING OF PRUSSIA, PA 19406
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICE) (ZIP CODE)

Registrant's Telephone Number, including Area Code: (610) 230-2800

Send Copies of Communications to:
ALLAN J. OSTER, ESQ. BARBARA A. NUGENT, ESQ.
1000 CONTINENTAL DRIVE, SUITE 400 STRADLEY RONON STEVENS & YOUNG, LLP
KING OF PRUSSIA, PA 19406 2600 ONE COMMERCE SQUARE
(NAME AND ADDRESS OF AGENT FOR SERVICE) PHILADELPHIA, PENNSYLVANIA 19103

It is proposed that this filing will become effective: (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)

[X] on April 30, 2010 pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on [date] pursuant to paragraph (a)(1)

[ ] 75 days after filing pursuant to paragraph (a)(2)

[ ] on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[X] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 137, Amendment No. 138 to Registrant's Registration Statement on Form N-1A (the "Amendment") is being filed under Rule 485(b)(1)(iii) and incorporates by reference (i) the Prospectus relating to American Funds NVIT Growth Fund, American Funds NVIT Global Growth Fund, American Funds NVIT Asset Allocation Fund, American Funds NVIT Bond Fund and American Funds NVIT Growth-Income Fund, which are series of Nationwide Variable Insurance Trust; (ii) the Statement of Additional Information relating to American Funds NVIT Growth Fund, American Funds NVIT Global Growth Fund, American Funds NVIT Asset Allocation Fund, American Funds NVIT Bond Fund and American Funds NVIT Growth-Income Fund, which are series of Nationwide Variable Insurance Trust; and (iii) the Part C.  This Amendment is being filed for the purposes of delaying the effectiveness of Post-Effective Amendment No. 134, Amendment No. 135 until April 30, 2010.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 137, Amendment No. 138 to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of King of Prussia, and Commonwealth of Pennsylvania, on this 1st day of April, 2010.

NATIONWIDE VARIABLE INSURANCE TRUST

By:        /s/Allan J. Oster
                               Allan J. Oster, Attorney-In-Fact for Registrant

PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT NO. 137, AMENDMENT NO. 138 TO THE REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE 1ST DAY OF APRIL, 2010.

Signature & Title

Principal Executive Officer

/s/ Michael S. Spangler*
Michael S. Spangler, President and
Chief Executive Officer

Principal Accounting and Financial Officer

/s/ Joseph Finelli*
Joseph Finelli, Treasurer and Chief Financial Officer

/s/ Charles E. Allen*
Charles E. Allen, Trustee

/s/ Paula H.J. Cholmondeley*
Paula H.J. Cholmondeley, Trustee

/s/ C. Brent Devore*
C. Brent Devore, Trustee

/s/ Phyllis Kay Dryden*
Phyllis Kay Dryden, Trustee

/s/ Barbara L. Hennigar*
Barbara L. Hennigar, Trustee

/s/ Barbara I. Jacobs*
Barbara I. Jacobs, Trustee

/s/ Douglas F. Kridler*
Douglas F. Kridler, Trustee

/s/ David C. Wetmore*
David C. Wetmore, Trustee and Chairman

*BY:   /s/Allan J. Oster
          Allan J. Oster, Attorney-In Fact